Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Concession Payments	The upfront concession payments made in 2016 and 2017 were as follows:

Year Paid	€	$
2016	600.0	665.3
2017	170.0	185.4
	770.0	850.7

Schedule of Consolidated Variable Interest Entity	Ownership in Lottoitalia at December 31, 2017 and 2016 is as follows:

Name of entity	% Ownership
Lottomatica S.p.A.	61.50%
Italian Gaming Holding a.s.	32.50%
Arianna 2001	4.00%
Novomatic Italia	2.00%

Summary of Reconciliation of Activity in Redeemable Non-Controlling Interest
The following table reconciles the activity in IGH's redeemable non-controlling interest in 2017 and 2016:

	For the year ended December 31,
($ thousands)	2017	2016
Balance at beginning of year	223,141	—
Capital contribution	107,457	215,684
Income allocated to IGH	65,665	7,457
Dividend paid	(7,307)	—
Return of capital	(32,039)	—
Balance at end of year	356,917	223,141